Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Summary of Revenues and Expenses from Discontinued Operations
The following table summarizes the revenues and expenses of those businesses that are presented as discontinued operations in the accompanying consolidated statements of operations for the years ended December 31, 2015, 2014 and 2013.

	2015	2014	2013
Service revenues	$—	$0.4	$104.3
Operating costs and expenses
Operating expenses	—	0.9	98.7
Selling, general and administrative	—	0.3	6.9
Depreciation and amortization	—	0.3	5.9
Gain on disposal of assets	—	(0.4)	—
Asset impairment	—	—	22.4
Total expenses	—	1.1	133.9
Other (expense) income
Interest expense	—	—	—
Total other (expense) income	—	—	—
Loss from discontinued operations before income tax	—	(0.7)	(29.6)
Tax benefit	—	(1.0)	(7.1)
Income (loss) from discontinued operations, net of taxes	$—	$0.3	$(22.5)